Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues	The breakdown of Revenues for the years 2020, 2019 and 2018 is as follows:

Millions of euros	2020	2019	2018
Rendering of services	37,394	42,264	43,085
Sales	5,682	6,158	5,608
Total	43,076	48,422	48,693

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2020	2019	2018
Own work capitalized	873	890	815
Gain on disposal of companies	67	677	21
Gain on disposal of other assets	276	612	241
Government grants	17	22	22
Other operating income	354	641	523
Total	1,587	2,842	1,622

Schedule of Breakdown of Other Expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2020	2019	2018
Leases included in "Other expenses" (1)	89	123	1,071
Other external services	9,617	11,370	11,427
Taxes other than income tax	902	995	365
Change in trade provisions	860	974	785
Losses on disposal of fixed assets and changes in provisions for fixed assets	416	187	35
Goodwill impairment (Note 7)	519	206	350
Other operating expenses	468	589	366
Total	12,871	14,444	14,399
(1) Following the adoption of IFRS 16 (Leases) in 2019, only included short-term leases and leases of low-value or intangible assets (see Notes 2 and 9).
Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule for purchases and other contractual commitments (non-cancelable without penalty cost) is as follows:

Millions of euros	Purchases and other contractual commitments
Less than 1 year	3,939
1 to 3 years	4,267
3 to 5 years	1,027
More than 5 years	905
Total	10,138

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment	The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2020, 2019 and 2018, together with total headcount at December 31 each year.

	2020		2019		2018
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	22,992	22,978	25,338	23,081	26,892	25,474
Telefónica United Kingdom	6,501	6,318	6,940	6,861	6,732	7,188
Telefónica Germany	7,770	7,701	8,034	7,955	8,366	8,203
Telefónica Brazil	33,938	33,828	33,147	33,905	34,068	33,499
Telefónica Hispam	33,872	33,506	35,928	34,474	38,037	37,490
Telxius Group	509	557	470	494	419	438
Other companies	7,600	7,909	8,168	7,834	8,239	8,507
Total	113,182	112,797	118,025	114,604	122,753	120,799

Schedule of Breakdown of Depreciation and Amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2020	2019	2018
Property, plant and equipment (Note 8)	5,022	5,613	5,751
Intangible assets (Note 6)	2,735	3,248	3,298
Rights of use (Note 9)	1,602	1,721	n.a.
Total	9,359	10,582	9,049

Schedule of Earnings Per Share
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2020	2019	2018
Profit attributable to ordinary equity holders of the parent from continuing operations	1,582	1,142	3,331
Adjustment for the coupon corresponding to undated deeply subordinated securities	(335)	(379)	(540)
Tax effect	84	97	138
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	1,331	860	2,929

Number of shares (thousands)	2020	2019 (*)	2018 (*)
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,471,160	5,453,145	5,461,067
Telefónica, S.A. share option plans	6,590	4,766	663
Weighted average number of ordinary shares outstanding for diluted earnings per share (excluding treasury shares)	5,477,750	5,457,911	5,461,730
(*) Revised data.
Thus, basic and diluted earnings per share attributable to equity holders of the parent are as follows:

Figures in euros	2020	2019	2018
Basic earnings per share	0.24	0.16	0.54
Diluted earnings per share	0.24	0.16	0.54